UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                 August 14, 2007 to September 10, 2007

        Commission File Number of issuing entity:  333-130390-04

                      COMM 2007-C9 Mortgage Trust
       (Exact name of issuing entity as specified in its Charter)

           Commission File Number of depositor:   333-130390

            Deutsche Mortgage & Asset Receiving Corporation
         (Exact name of depositor as specified in its Charter)

                 German American Capital Corporation
          (Exact name of sponsor as specified in its Charter)

                         Capmark Finance Inc.
          (Exact name of sponsor as specified in its Charter)

                     KeyBank National Association
          (Exact name of sponsor as specified in its Charter)

                               New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

             135 East 57th Street Loan Remic  26-0799727
                    Lower Tier Remic  26-0799746
                    Upper Tier Remic  26-0799779
                  Class T Grantor Trust  20-7531485
                Class AM-FL Grantor Trust  20-7531489
                Class AJ-FL Grantor Trust  20-7531492
                  (I.R.S. Employer Identification No.)

Care of Deutsche Bank National Trust Company as Certificate Administrator
              1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                            (Zip Code):  92705

           Telephone Number, Including Area Code:  (714) 247-6000

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1          [ ]             [ ]             [X]        Not Applicable
Class A-2          [ ]             [ ]             [X]        Not Applicable
Class A-3          [ ]             [ ]             [X]        Not Applicable
Class A-AB         [ ]             [ ]             [X]        Not Applicable
Class A-4          [ ]             [ ]             [X]        Not Applicable
Class A-1A         [ ]             [ ]             [X]        Not Applicable
Class XP           [ ]             [ ]             [X]        Not Applicable
Class AM           [ ]             [ ]             [X]        Not Applicable
Class AJ           [ ]             [ ]             [X]        Not Applicable
Class B            [ ]             [ ]             [X]        Not Applicable
Class C            [ ]             [ ]             [X]        Not Applicable
Class D            [ ]             [ ]             [X]        Not Applicable
Class E            [ ]             [ ]             [X]        Not Applicable
Class F            [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         The revised distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         (99.1) Revised Monthly Report distributed to holders of COMM 2007-C9
                Commercial Mortgage Pass-Through Certificates, relating to the September 10,2007 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                        Deutsche Mortgage & Asset
                                        Receiving Corporation
                                        (Depositor)

                                        /s/ Helaine M. Kaplan
                                        Name:  Helaine M. Kaplan
                                        Title: Managing Director

     Date:  November 8, 2007

EXHIBIT INDEX

Exhibit Number

   EX-99.1 Revised Monthly Report distributed to holders of COMM 2007-C9 Commercial Mortgage Pass-Through Certificates, relating to the September 10,2007 distribution.